PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT
Schedule of Property and Equipment
Equipment consists of the following:

	December 31,	December 31,
	2015	2014
Furniture and Fixtures	$219,871	$219,871
Equipment	18,588	16,155
	238,459	236,026
Less: Accumulated depreciation	230,621	161,205
	$7,838	$74,821